UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2907

Waddell & Reed Advisors High Income Fund, Inc.

(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202

(Address of principal executive offices) (Zip code)

Kristen A. Richards
6300 Lamar Avenue
Overland Park, Kansas 66202

(Name and address of agent for service)

Registrant's telephone number, including area code: 913-236-2000

Date of fiscal year end: September 30

Date of reporting period: June 30, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§. 239.24 and 274.5 of this chapter) to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under that Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Investments of Waddell & Reed Advisors High Income Portfolio

June 30, 2005
COMMON STOCKS, RIGHT AND WARRANTS	Shares	Value

Finance Companies - 0.01%
ONO Finance Plc, Rights (A)	2,500	$50,000

Hospital Supply and Management - 0.21%
Psychiatric Solutions, Inc.	40,200	1,955,931

Hotels and Gaming - 0.55%
Orient-Express Hotels Ltd.	163,700	5,184,379

Petroleum -- International - 0.52%
Forest Oil Corporation*	117,400	4,930,800

Utilities -- Gas and Pipeline - 0.28%
Williams Companies, Inc. (The)	140,400	2,667,600

Utilities -- Telephone - 0.05%
GT Group Telecom, Inc., Warrants* (A) (B)	3,950	4
US Unwired Inc.*	75,840	439,872
		439,876

TOTAL COMMON STOCKS, RIGHT AND WARRANTS - 1.62%		$15,228,586

(Cost: $12,034,853)

PREFERRED STOCKS

Apparel - 0.13%
Anvil Holdings, Inc., 13.0%*	168,014	1,218,102

Broadcasting - 0.00%
Adelphia Communications Corporation, 13.0%*	17,500	13,125

TOTAL PREFERRED STOCKS - 0.13%		$1,231,227

(Cost: $4,931,247)

CORPORATE DEBT SECURITIES	Principal Amount in Thousands

Aircraft - 1.86%
Argo-Tech Corporation,
9.25%, 6-1-11	$1,225	1,329,125
BE Aerospace, Inc.,
8.5%, 10-1-10	750	828,750
Bombardier Recreational Products Inc.,
8.375%, 12-15-13	1,225	1,304,625
Esterline Technologies Corporation,
7.75%, 6-15-13	4,750	5,035,000
L-3 Communications Corporation,
6.125%, 1-15-14	5,200	5,200,000
Orbital Sciences Corporation,
9.0%, 7-15-11	3,500	3,806,250
		17,503,750
Aluminum - 0.15%
Century Aluminum Company,
7.5%, 8-15-14	1,450	1,431,875

Apparel - 0.37%
Perry Ellis International, Inc.,
8.875%, 9-15-13	3,500	3,500,000

Beverages - 0.20%
Constellation Brands, Inc.,
8.125%, 1-15-12	1,750	1,872,500

Broadcasting - 3.18%
CCH II and CCH II Capital,
10.25%, 9-15-10	6,380	6,451,775
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp.,
8.0%, 4-30-12 (A)	5,700	5,671,500
Entercom Radio, LLC and Entercom Capital, Inc.,
7.625%, 3-1-14	3,000	3,127,500
Entravision Communications Corporation,
8.125%, 3-15-09	1,900	1,978,375
Gray Communications Systems, Inc.,
9.25%, 12-15-11	9,125	9,900,625
NTL Cable PLC,
8.75%, 4-15-14	2,000	2,082,500
Susquehanna Media Co.,
7.375%, 4-15-13	750	783,750
		29,996,025
Business Equipment and Services - 5.17%
Alderwoods Group, Inc.,
7.75%, 9-15-12 (A)	2,775	2,944,969
Allied Waste North America, Inc.,
8.5%, 12-1-08	4,500	4,719,375
Allied Waste North America, Inc.,
9.25%, 9-1-12	2,666	2,879,280
Carriage Services, Inc.,
7.875%, 1-15-15 (A)	2,600	2,743,000
Iron Mountain Incorporated,
8.625%, 4-1-13	2,700	2,794,500
Iron Mountain Incorporated,
7.75%, 1-15-15	7,000	7,035,000
MagnaChip Semiconductor S.A. and MagnaChip Semiconductor Finance Company,
6.66%, 12-15-11 (A)	2,800	2,772,000
MagnaChip Semiconductor S.A. and MagnaChip Semiconductor Finance Company,
8.0%, 12-15-14 (A)	800	768,000
Owens & Minor, Inc.,
8.5%, 7-15-11	4,750	5,082,500
Service Corporation International,
7.0%, 6-15-17 (A)	1,600	1,644,000
UCAR Finance Inc.,
10.25%, 2-15-12	3,780	3,978,450
Vertis, Inc.,
9.75%, 4-1-09	825	858,000
Vertis, Inc.,
10.875%, 6-15-09	8,100	7,735,500
Vertis, Inc.,
13.5%, 12-7-09 (A)	3,675	2,742,469
		48,697,043
Capital Equipment - 1.91%
Case New Holland Inc.,
9.25%, 8-1-11 (A)	3,250	3,412,500
Case New Holland Inc.,
9.25%, 8-1-11 (A)	2,350	2,467,500
Dresser-Rand Group Inc.,
7.375%, 11-1-14 (A)	1,250	1,300,000
IMCO Recycling Inc.,
10.375%, 10-15-10	1,650	1,810,875
Mueller Group, Inc.,
7.96%, 11-1-11	1,600	1,640,000
Mueller Group, Inc.,
10.0%, 5-1-12	4,825	5,066,250
Simmons Company,
0.0%, 12-15-14 (A) (C)	5,000	2,250,000
		17,947,125
Chemicals -- Petroleum and Inorganic - 1.43%
Compression Polymers Holding Corporation,
10.5%, 7-1-13 (A)	1,600	1,600,000
Resolution Performance Products LLC and RPP Capital Corporation,
9.5%, 4-15-10	4,500	4,635,000
Resolution Performance Products LLC and RPP Capital Corporation,
13.5%, 11-15-10	3,000	3,225,000
UAP Holding Corp.,
0.0%, 7-15-12 (C)	4,000	3,280,000
United Agri Products, Inc.,
8.25%, 12-15-11	678	701,730
		13,441,730
Chemicals -- Specialty - 1.41%
Compass Minerals International, Inc.,
0.0%, 12-15-12 (C)	5,000	4,375,000
Compass Minerals International, Inc.,
0.0%, 6-1-13 (C)	6,750	5,636,250
Ethyl Corporation,
8.875%, 5-1-10	1,650	1,709,813
PQ Corporation,
7.5%, 2-15-13 (A)	1,600	1,572,000
		13,293,063
Coal - 1.86%
Foundation PA Coal Company,
7.25%, 8-1-14	8,100	8,505,000
James River Coal Company,
9.375%, 6-1-12	5,700	5,842,500
Southern Star Central Corp.,
8.5%, 8-1-10	3,000	3,150,000
		17,497,500
Communications Equipment - 0.14%
AirGate PCS, Inc.,
6.8906%, 10-15-11	1,250	1,278,125

Computers -- Peripherals - 1.28%
ASG Consolidated LLC and ASG Finance, Inc.,
0.0%, 11-1-11 (C)	11,050	7,928,375
Activant Solutions Inc.,
9.09%, 4-1-10 (A)	800	828,000
Activant Solutions Inc.,
10.5%, 6-15-11	3,000	3,255,000
		12,011,375
Construction Materials - 7.19%
AMH Holdings, Inc.,
0.0%, 3-1-14 (C)	6,950	4,413,250
Associated Materials Incorporated,
9.75%, 4-15-12	5,820	6,023,700
Brand Services, Inc.,
12.0%, 10-15-12	4,250	4,547,500
Builders FirstSource, Inc.,
7.6871%, 2-15-12 (A)	6,400	6,368,000
Interface, Inc.,
7.3%, 4-1-08	2,250	2,295,000
Interface, Inc.,
10.375%, 2-1-10	6,180	6,798,000
Interface, Inc.,
9.5%, 2-1-14	3,750	3,825,000
Jacuzzi Brands, Inc.,
9.625%, 7-1-10	10,000	10,950,000
MAAX Corporation,
9.75%, 6-15-12	3,750	3,309,375
Norcraft Holdings, L.P. and Norcraft Capital Corp.,
9.0%, 11-1-11	6,750	6,952,500
Nortek, Inc.,
8.5%, 9-1-14	4,750	4,417,500
Ply Gem Industries, Inc.,
9.0%, 2-15-12	6,400	5,408,000
Texas Industries, Inc.,
7.25%, 7-15-13 (A)	400	410,000
WII Components, Inc.,
10.0%, 2-15-12	2,000	1,970,000
		67,687,825
Containers - 5.31%
Alltrista Corporation,
9.75%, 5-1-12	9,700	10,221,375
Crown European Holdings,
9.5%, 3-1-11	7,500	8,287,500
Crown European Holdings,
10.875%, 3-1-13	2,700	3,172,500
Graham Packaging Company, L.P. and GPC Capital Corp. I,
8.5%, 10-15-12 (A)	800	808,000
Graham Packaging Company, L.P. and GPC Capital Corp. I,
9.875%, 10-15-14 (A)	1,600	1,604,000
Jefferson Smurfit Corporation,
8.25%, 10-1-12	3,000	3,015,000
MDP Acquisitions plc,
9.625%, 10-1-12	6,800	6,800,000
Owens-Brockway Glass Container Inc.,
8.75%, 11-15-12	9,750	10,749,375
Pliant Corporation,
11.625%, 6-15-09 (A)	3,617	3,869,849
Stone Container Finance Company of Canada II,
7.375%, 7-15-14	1,600	1,504,000
		50,031,599
Cosmetics and Toiletries - 0.16%
Chattem, Inc.,
7.0%, 3-1-14	1,500	1,548,750

Defense - 0.58%
Armor Holdings, Inc.,
8.25%, 8-15-13	3,500	3,784,375
DRS Technologies, Inc.,
6.875%, 11-1-13	1,650	1,707,750
		5,492,125
Electrical Equipment - 0.66%
Coleman Cable Inc.,
9.875%, 10-1-12 (A)	3,950	3,515,500
Rexnord Corporation,
10.125%, 12-15-12	2,500	2,737,500
		6,253,000
Finance Companies - 2.71%
Dollar Financial Group, Inc.,
9.75%, 11-15-11	4,250	4,382,813
Ferrellgas Partners, L.P. and Ferrellgas Partners Finance Corp.,
8.75%, 6-15-12	2,500	2,500,000
Goodman Global Holdings, Inc.,
7.875%, 12-15-12 (A)	4,850	4,486,250
Hanover Equipment Trust 2001B,
8.75%, 9-1-11	1,850	1,965,625
IWO Escrow Company,
6.8906%, 1-15-12 (A)	800	794,000
IWO Escrow Company,
0.0%, 1-15-15 (A) (C)	3,150	2,063,250
MSW Energy Holdings LLC and MSW Energy Finance Co., Inc.,
8.5%, 9-1-10	1,600	1,692,000
Norcraft Companies, L.P. and Norcraft Finance Corp.,
0.0%, 9-1-12 (C)	2,500	1,725,000
Vanguard Health Holding Company II, LLC and Vanguard Holding Company II, Inc.,
9.0%, 10-1-14	5,500	5,940,000
		25,548,938
Food and Related - 3.55%
American Seafoods Group LLC and American Seafoods, Inc.,
10.125%, 4-15-10	7,965	8,542,463
Doane Pet Care Company,
10.75%, 3-1-10	6,500	6,873,750
Merisant Company,
10.25%, 7-15-13 (A)	2,400	1,704,000
Pierre Merger Corp.,
9.875%, 7-15-12	6,500	6,711,250
Pilgrim's Pride Corporation,
9.625%, 9-15-11	1,000	1,092,500
Pilgrim's Pride Corporation,
9.25%, 11-15-13	850	943,500
Pinnacle Foods Holding Corporation,
8.25%, 12-1-13	8,500	7,607,500
		33,474,963
Forest and Paper Products - 3.90%
Buckeye Cellulose Corporation,
9.25%, 9-15-08	1,520	1,520,000
Buckeye Technologies Inc.,
8.0%, 10-15-10	9,890	9,494,400
Buckeye Technologies Inc.,
8.5%, 10-1-13	3,750	3,825,000
Cellu Tissue Holdings, Inc.,
9.75%, 3-15-10	2,700	2,740,500
Georgia-Pacific Corporation,
7.375%, 7-15-08	4,700	4,999,625
Georgia-Pacific Corporation,
8.875%, 2-1-10	6,800	7,718,000
Georgia-Pacific Corporation,
9.5%, 12-1-11	1,100	1,328,250
Georgia-Pacific Corporation,
8.0%, 1-15-24	2,850	3,277,500
Mercer International Inc.,
9.25%, 2-15-13	2,300	1,840,000
		36,743,275
Health Care -- General - 2.38%
Ardent Health Services, Inc.,
10.0%, 8-15-13	3,595	4,345,456
Encore Medical IHC, Inc.,
9.75%, 10-1-12	7,250	7,032,500
Eye Care Centers of America, Inc.,
10.75%, 2-15-15 (A)	4,600	4,117,000
MQ Associates, Inc.,
0.0%, 8-15-12 (C)	10,000	5,200,000
Medical Device Manufacturing, Inc.,
10.0%, 7-15-12	1,600	1,720,000
		22,414,956
Homebuilders, Mobile Homes - 0.72%
Meritage Corporation,
7.0%, 5-1-14	3,800	3,714,500
Technical Olympic USA, Inc.,
7.5%, 3-15-11	1,800	1,674,000
Technical Olympic USA, Inc.,
7.5%, 1-15-15	1,500	1,350,000
		6,738,500
Hospital Supply and Management - 4.08%
EGL Acquisition Corp.,
7.625%, 2-1-15 (A)	3,200	3,168,000
Psychiatric Solutions, Inc.,
10.625%, 6-15-13	4,570	5,072,700
Psychiatric Solutions, Inc.,
7.75%, 7-15-15 (A)	8,300	8,300,000
Rural/Metro Corporation,
0.0%, 3-15-16 (A) (C)	1,500	750,000
Rural/Metro Operating Company, LLC and Rural/Metro (Delaware) Inc.,
9.875%, 3-15-15 (A)	2,000	1,980,000
Triad Hospitals, Inc.,
7.0%, 11-15-13	5,750	5,908,125
US Oncology Holdings, Inc.,
8.62%, 3-15-15 (A)	5,250	4,895,625
US Oncology, Inc.,
9.0%, 8-15-12	1,750	1,872,500
US Oncology, Inc.,
10.75%, 8-15-14	1,000	1,090,000
United Surgical Partners Holdings, Inc.,
10.0%, 12-15-11	4,875	5,362,500
		38,399,450
Hotels and Gaming - 5.71%
Gaylord Entertainment Company,
8.0%, 11-15-13	2,400	2,523,000
HMH Properties, Inc.,
7.875%, 8-1-08	171	173,565
Inn of the Mountain Gods Resort and Casino,
12.0%, 11-15-10	5,575	6,439,125
John Q Hammons Hotels, L.P. and John Q Hammons Hotels Finance Corporation III,
8.875%, 5-15-12	4,450	4,850,500
MGM Grand, Inc.,
9.75%, 6-1-07	5,750	6,231,563
MGM MIRAGE,
8.5%, 9-15-10	4,750	5,272,500
MGM MIRAGE,
8.375%, 2-1-11	2,500	2,725,000
Mandalay Resort Group,
9.375%, 2-15-10	6,500	7,263,750
Pinnacle Entertainment, Inc.,
8.25%, 3-15-12	5,465	5,683,600
Station Casinos, Inc.,
6.875%, 3-1-16 (A)	3,250	3,339,375
Sun International Hotels Limited and Sun International North America, Inc.,
8.875%, 8-15-11	4,000	4,280,000
Turning Stone Casino Resort Enterprise,
9.125%, 12-15-10 (A)	900	951,750
Vail Resorts, Inc.,
6.75%, 2-15-14	4,000	4,060,000
		53,793,728
Household -- General Products - 0.36%
Sealy Mattress Company,
8.25%, 6-15-14	3,375	3,408,750

Leisure Time Industry - 0.39%
Royal Caribbean Cruises Ltd.,
8.0%, 5-15-10	1,250	1,384,375
Royal Caribbean Cruises Ltd.,
8.75%, 2-2-11	2,000	2,305,000
		3,689,375
Motion Pictures - 1.74%
Cinemark, Inc.,
0.0%, 3-15-14 (C)	11,500	7,647,500
Cinemark USA, Inc.,
9.0%, 2-1-13	1,600	1,644,000
LCE Acquisition Corporation,
9.0%, 8-1-14 (A)	7,375	7,135,312
		16,426,812
Motor Vehicle Parts - 0.50%
Tenneco Automotive Inc.,
10.25%, 7-15-13	4,150	4,689,500

Motor Vehicles - 2.53%
AutoNation, Inc.,
9.0%, 8-1-08	4,750	5,189,375
Group 1 Automotive, Inc.,
8.25%, 8-15-13	2,375	2,398,750
Sonic Automotive, Inc.,
8.625%, 8-15-13	7,000	7,070,000
TRW Automotive Acquisition Corp.,
9.375%, 2-15-13	3,500	3,876,250
United Auto Group, Inc.,
9.625%, 3-15-12	5,000	5,337,500
		23,871,875
Multiple Industry - 1.36%
AMR HoldCo, Inc. and EmCare HoldCo, Inc.,
10.0%, 2-15-15 (A)	800	852,000
Boise Cascade, L.L.C. and Boise Cascade Finance Corporation,
6.0156%, 10-15-12 (A)	500	505,000
CBD Media Holdings LLC and CBD Holdings Finance, Inc.,
9.25%, 7-15-12	3,200	3,240,000
Commercial Vehicle Group, Inc.,
8.0%, 7-1-13 (A)	800	816,000
Dollar Financial Group, Inc.,
9.75%, 11-15-11 (A)	2,000	2,062,500
K&F Acquisition, Inc.,
7.75%, 11-15-14	1,500	1,533,750
Tyco International Group S.A., Convertible,
3.125%, 1-15-23 (A)	2,750	3,801,875
		12,811,125
Petroleum -- Domestic - 2.09%
Coastal Corporation (The),
9.625%, 5-15-12	4,000	4,380,000
Delta Petroleum Corporation,
7.0%, 4-1-15 (A)	800	752,000
EXCO Resources, Inc.,
7.25%, 1-15-11	6,500	6,500,000
Encore Acquisition Company,
8.375%, 6-15-12	1,900	2,061,500
Frontier Oil Corporation,
6.625%, 10-1-11	800	824,000
KCS Energy, Inc.,
7.125%, 4-1-12	750	765,000
Stone Energy Corporation,
6.75%, 12-15-14	2,000	1,945,000
Whiting Petroleum Corporation,
7.25%, 5-1-12	2,425	2,485,625
		19,713,125
Petroleum -- International - 1.08%
Forest Oil Corporation,
8.0%, 6-15-08	2,500	2,650,000
Inergy, L.P. and Inergy Finance Corp.,
6.875%, 12-15-14 (A)	5,600	5,446,000
Newfield Exploration Company,
6.625%, 9-1-14	2,000	2,095,000
		10,191,000
Petroleum -- Services - 2.75%
Hanover Compressor Company,
8.625%, 12-15-10	2,350	2,485,125
Hanover Compressor Company,
9.0%, 6-1-14	750	798,750
Pemex Project Funding Master Trust,
7.375%, 12-15-14	12,200	13,682,300
R&B Falcon Corporation,
9.5%, 12-15-08	3,750	4,353,401
SESI, L.L.C.,
8.875%, 5-15-11	4,250	4,536,875
		25,856,451
Publishing - 1.34%
Dex Media East LLC and Dex Media East Finance Co.,
12.125%, 11-15-12	3,624	4,339,740
Dex Media, Inc.,
8.0%, 11-15-13	3,750	3,984,375
Dex Media West LLC and Dex Media West Finance Co.,
8.5%, 8-15-10	1,600	1,744,000
Dex Media West LLC and Dex Media West Finance Co.,
9.875%, 8-15-13	2,198	2,505,720
		12,573,835
Railroad - 1.20%
Kansas City Southern Railway Company (The),
7.5%, 6-15-09	5,250	5,420,625
TFM, S.A. de C.V.,
9.375%, 5-1-12 (A)	5,625	5,850,000
		11,270,625
Real Estate Investment Trust - 1.93%
Host Marriott, L.P.,
9.25%, 10-1-07	4,250	4,590,000
Host Marriott, L.P.,
7.125%, 11-1-13	13,000	13,552,500
		18,142,500
Restaurants - 0.09%
Carrols Corporation,
9.0%, 1-15-13 (A)	800	810,000

Retail -- Food Stores - 2.27%
Couche-Tard U.S. L.P. and Couche-Tard Financing Corp.,
7.5%, 12-15-13	2,450	2,572,500
Domino's Inc.,
8.25%, 7-1-11	2,406	2,562,390
Roundy's, Inc.,
8.875%, 6-15-12	7,585	7,812,550
Stater Bros. Holdings Inc.,
6.91%, 6-15-10	2,850	2,821,500
Stater Bros. Holdings Inc.,
8.125%, 6-15-12	5,750	5,606,250
		21,375,190
Retail -- General Merchandise - 0.20%
NBC Acquisition Corp.,
0.0%, 3-15-13 (C)	2,650	1,894,750

Retail -- Specialty Stores - 2.71%
CSK Auto, Inc.,
7.0%, 1-15-14	4,750	4,536,250
FTD, Inc.,
7.75%, 2-15-14	3,111	3,048,780
Jo-Ann Stores, Inc.,
7.5%, 3-1-12	8,000	7,880,000
Nebraska Book Company, Inc.,
8.625%, 3-15-12	5,700	5,315,250
United Rentals (North America), Inc.,
7.0%, 2-15-14	5,000	4,762,500
		25,542,780
Security and Commodity Brokers - 0.61%
Global Cash Access, L.L.C. and Global Cash Access Finance Corporation,
8.75%, 3-15-12	5,250	5,709,375

Utilities -- Electric - 0.68%
DPL Inc.,
8.25%, 3-1-07	2,965	3,128,075
Tenaska Alabama Partners, L.P.,
7.0%, 6-30-21 (A)	2,400	2,430,000
Texas Genco LLC and Texas Genco Financing Corp.,
6.875%, 12-15-14 (A)	800	842,000
		6,400,075
Utilities -- Gas and Pipeline - 2.24%
ANR Pipeline Company,
8.875%, 3-15-10	2,400	2,632,627
Northwest Pipeline Corporation,
8.125%, 3-1-10	5,300	5,750,500
Williams Companies, Inc. (The),
8.125%, 3-15-12	2,650	3,007,750
Williams Companies, Inc. (The),
7.625%, 7-15-19	3,000	3,375,000
Williams Companies, Inc. (The),
7.75%, 6-15-31	5,700	6,284,250
		21,050,127
Utilities -- Telephone - 7.91%
Alamosa (Delaware), Inc.,
0.0%, 7-31-09 (C)	4,353	4,799,182
Alamosa (Delaware), Inc.,
8.5%, 1-31-12	4,400	4,614,500
American Tower Corporation,
9.375%, 2-1-09	1,257	1,318,279
American Tower Corporation,
7.5%, 5-1-12	3,750	4,003,125
American Towers, Inc.,
7.25%, 12-1-11	4,750	5,011,250
Centennial Cellular Corp. and Centennial Cellular Operating Co. LLC,
10.75%, 12-15-08	1,813	1,883,254
Centennial Communications Corp., Centennial Cellular Operating Co. LLC and Centennial Puerto Rico Operations Corp.,
8.125%, 2-1-14	1,600	1,704,000
LCI International, Inc.,
7.25%, 6-15-07	1,250	1,212,500
MCI, Inc.,
6.908%, 5-1-07	5,158	5,228,922
Nextel Communications, Inc.,
5.95%, 3-15-14	2,550	2,648,813
Nextel Communications, Inc.,
7.375%, 8-1-15	7,500	8,100,000
Nextel Partners, Inc.,
8.125%, 7-1-11	5,100	5,533,500
Qwest Capital Funding, Inc.,
7.75%, 8-15-06	2,750	2,811,875
Qwest Corporation,
9.125%, 3-15-12 (A)	5,000	5,437,500
Qwest Services Corporation and Qwest Communications International Inc.,
14.0%, 12-15-14	1,875	2,273,437
SBA Communications Corporation,
8.5%, 12-1-12	7,050	7,596,375
US Unwired Inc.,
10.0%, 6-15-12	6,675	7,425,937
Ubiquitel Operating Company,
9.875%, 3-1-11	1,600	1,756,000
Valor Telecommunications Enterprises, LLC and Valor Telecommunications Enterprises Finance Corp.,
7.75%, 2-15-15 (A)	1,200	1,179,000
		74,537,449

TOTAL CORPORATE DEBT SECURITIES - 89.89%		$846,561,939

(Cost: $823,355,773)

SHORT-TERM SECURITIES

Capital Equipment - 0.95%
Deere (John) Capital Corporation,
3.32%, 7-27-05	9,000	8,978,420

Food and Related - 1.06%
Heinz (H.J.) Finance Co. (Heinz (H.J.) Co.),
3.3%, 7-8-05	5,000	4,996,792
Heinz (H.J.) Finance Co. (Heinz (H.J.) Co.),
3.33%, 7-13-05	5,000	4,994,450
		9,991,242
Forest and Paper Products - 2.01%
Sonoco Products Co.,
3.44%, 7-1-05	11,000	11,000,000
Sonoco Products Co.,
3.44%, 7-1-05	7,910	7,910,000
		18,910,000
Health Care -- General - 2.35%
Baxter International Inc.,
3.3%, 7-5-05	11,200	11,195,893
Baxter International Inc.,
3.32%, 7-5-05	10,000	9,996,311
Baxter International Inc.,
3.37%, 7-7-05	907	906,491
		22,098,695
Household -- General Products - 0.46%
Fortune Brands Inc.,
3.41%, 7-1-05	4,342	4,342,000

Railroad - 1.27%
Union Pacific Corporation,
3.17%, 7-8-05	12,000	11,992,603

Security and Commodity Brokers - 0.26%
Greenwich Capital Holdings Inc. (Royal Bank of Scotland PLC (The)),
3.4%, 7-1-05	2,420	2,420,000

TOTAL SHORT-TERM SECURITIES - 8.36%		$78,732,960

(Cost: $78,732,960)

TOTAL INVESTMENT SECURITIES - 100.00%		$941,754,712

(Cost: $919,054,833)

Notes to Schedule of Investments
*No dividends were paid during the preceding 12 months.

(A)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, the total value of these securities amounted to $123,809,728 or 13.15% of total investments.

(B)Security valued in good faith by the Valuation Committee of the Board of Directors.

(C)The security does not bear interest for an initial period of time and subsequently becomes interest bearing.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Waddell & Reed Advisors High Income Fund, Inc.

(Registrant)

By	/s/Kristen A. Richards
Kristen A. Richards, Vice President and Secretary

Date August 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/Henry J. Herrmann
Henry J. Herrmann, President and Principal Executive Officer

Date August 29, 2005

By	/s/Theodore W. Howard
Theodore W. Howard, Treasurer and Principal Financial Officer

Date August 29, 2005